UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2010

Date of reporting period:  October 31, 2010

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

ANNUAL REPORT
October 31, 2010

December, 2010

Dear Shareholder:

Fiscal year 2010 was characterized by an increase in equity market indices across all market capitalizations with the NASDAQ Composite Index outperforming both the Dow Jones Industrial Average and the S&P 500 Index.  In the large cap space, the S&P 500 Index posted a return of 16.52% while the Russell 1000 Value Index increased by 15.71%.  In the small cap space, the Russell 2000 Index increased by 26.58% and the Russell 2000 Value Index increased by 24.43%.  During the fiscal year ending October 31, 2010, both the Equity Income Fund and Small Cap Value Fund outperformed their relative benchmarks.

Equity Income Fund Review

For the fiscal year ending October 31, 2010, the Equity Income Fund’s return was 17.84%, outperforming the benchmark Russell 1000 Value Index and the S&P 500 Index, which generated total returns of 15.71% and 16.52%, respectively.  The sectors that contributed most positively to the fund’s performance, relative to the benchmark Russell 1000 Value Index, were Consumer Staples, Energy and Financial Services while the main sector that lagged in relative performance was Consumer Discretionary.  Stocks that contributed strongly to performance were NBTY, a manufacturer of nutritional supplements, Philip Morris International, a manufacturer of tobacco products outside the U.S., XL Group, an insurance provider, and Oracle, an enterprise software company.  NBTY benefitted from a buyout from a private equity firm at a significant premium.  Philip Morris International gained from strong pricing increases, more favorable foreign exchange rates and a lower tax rate.  XL Group announced a share buyback program and continued to maintain underwriting discipline.  Oracle executed better than expected during the year resulting in strong revenue growth and continued expansion of operating margins.  Our portfolio was negatively impacted by our ownership of Bank of America, a large commercial bank, and MI Development, an industrial and commercial real estate management company.

Small Cap Value Fund Review

For the fiscal year ending October 31, 2010, the Small Cap Value Fund’s return was 31.22%, outperforming the benchmark Russell 2000 Value Index and the Russell 2000 Index, which generated total returns of 24.43% and 26.58%, respectively. The sectors that contributed most positively were Financial Services, Materials and Processing, Consumer Discretionary, and Consumer Staples.  The sectors that detracted most negatively were Producer Durables and Technology. A significant factor contributing to our outperformance during the period was our ownership of Capital Lease Funding, a REIT, and the asset manager Virtus Investment Partners.  We also benefitted from our ownership of a wide array of companies including XL Group, an insurance provider, Crown Crafts, a manufacturer of toddler and infant products, Boston Pizza Royalties

Income Fund, a Canadian Royalty Income Trust, EZCORP Inc., a pawn and payday loan provider, and UFP Technologies, a manufacturer of engineered packaging solutions and component products.  Our results were hurt by our ownership of Yucheng Technologies, an IT provider to the banking sector in China, and Argan, an engineering and construction firm.

Outlook

Over the past fiscal year, the macroeconomic backdrop has improved and the equity markets have seen solid gains since their recent lows in August.  Third quarter gross domestic product grew 2.5%, better than many had projected and an improvement from recent trends. Many businesses began to increase investments and consumer spending grew.  On the other hand, a continued weak labor market is weighing on household consumption and the housing market in the U.S. is showing signs of weakness.  In this environment, the Fed has reiterated its intention to combat deflation and provide liquidity to the market.

The equity markets have been caught between a deflation threat and a mixed economic outlook on one hand and strong corporate earnings and seemingly attractive valuations on the other.  In this environment, equities have recently performed strongly since bottoming in August.  Despite the strong increase in share prices, we still sense pessimism toward equities.   Bond funds are on track for $300 billion in net inflows for 2010, following 2009’s net inflow record of $350 billion.  On the other hand, stock funds have seen nearly six months of net outflows in 2010 including September, when domestic funds experienced a $14.7 billion net outflow.  With all of this said, our primary focus is bottoms up stock selection and we declare no particular expertise in prognosticating the direction of the equity markets.  We continue to focus our attention on companies that are taking advantage of the opportunities that have arisen as a result of the dislocation of the economy, whether by buying discounted stock or debt, streamlining operations, investing in growth initiatives or making cheap acquisitions.

As illustrated above, we performed well this year in both products on both an absolute and relative basis.  We continue our approach of seeking out companies on a stock by stock basis, looking for those companies that are trading below intrinsic value on a normalized basis, based on a discounted valuation of future cash flows over the long-term.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Investment performance reflects fee waivers.  In the absence of these waivers, returns would be lower.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund.  The Fund’s value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Fund’s returns may not correlate with the returns of their benchmark indexes.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

12/10

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Equity Income Fund	17.84%	-4.52%
Russell 1000® Value Index	15.71%	-7.73%
S&P 500® Index	16.52%	-4.83%

Total Annual Fund Operating Expenses: 12.90%
Net Annual Fund Operating Expenses: 1.50%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing major industries.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital
Small Cap Value Fund vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return:
		Since Inception
	1 Year	(6/29/07)
Huber Capital Small Cap Value Fund	31.22%	-1.16%
Russell 2000® Index	26.58%	-3.61%
Russell 2000® Value Index	24.43%	-5.25%

Total Annual Fund Operating Expenses: 11.38%
Net Annual Fund Operating Expenses: 2.00%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

EXPENSE EXAMPLE – October 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/10 – 10/31/10).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2010 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/10	10/31/10	5/1/10 – 10/31/10*
Actual
Equity Income Fund	$1,000.00	$1,026.90	$7.61
Small Cap Value Fund	$1,000.00	$1,017.69	$7.58

Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,050.70	$10.29
Small Cap Value Fund	$1,000.00	$1,015.17	$10.11

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2010 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2010

Shares	COMMON STOCKS - 96.51%	Value
	Aerospace - 2.54%
1,900	Northrop Grumman Corp.	$120,099

	Air Transport - 1.86%
1,000	FedEx Corp.	87,720

	Aluminum - 0.05%
200	Alcoa Inc.	2,626

	Banks: Diversified - 1.55%
6,400	Bank of America Corp.	73,216

	Beverage: Soft Drinks - 1.69%
1,300	Coca-Cola Co.	79,716

	Chemicals: Diversified - 2.46%
1,600	BASF SE - ADR	116,320

	Computer Services,
	Software & Systems - 13.24%
11,400	CA Inc.	264,594
8,500	Microsoft Corp.	226,440
4,600	Oracle Corp.	135,240
		626,274
	Consumer Lending - 3.35%
4,500	Cash America International, Inc.	158,535

	Consumer Services: Miscellaneous - 2.02%
3,200	eBay Inc. (a)	95,392

	Diversified Financial Services - 3.22%
13,900	Citigroup Inc. (a)	57,963
2,500	JPMorgan Chase & Co.	94,075
		152,038
	Diversified Retail - 2.41%
2,100	Wal-Mart Stores, Inc.	113,757

	Electronics Components - 1.47%
2,200	Tyco Electronics Ltd.	69,696

	Engineering & Contracting Services - 1.63%
900	Fluor Corp.	43,371
1,330	KBR, Inc.	33,782
		77,153

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2010, Continued

Shares		Value
	Financial Data & Systems - 3.51%
500	Mastercard, Inc. - Class A	$120,030
2,600	Western Union Co.	45,760
		165,790
	Foods - 2.53%
2,000	ConAgra Foods, Inc.	44,980
4,800	Tyson Foods, Inc. - Class A	74,640
		119,620
	Homebuilding - 2.27%
9,002	Lennar Corp. - Class B	107,304

	Insurance: Life - 8.12%
70,600	CNO Financial Group, Inc. (a)	384,064

	Insurance: Property-Casualty - 5.99%
13,400	XL Group PLC	283,410

	Oil: Integrated - 3.71%
2,700	Royal Dutch Shell PLC - ADR	175,311

	Oil Well Equipment & Services - 1.08%
1,100	Ensco PLC - ADR	50,974

	Pharmaceuticals - 11.26%
3,800	Eli Lilly & Co.	133,760
3,700	Merck & Co., Inc.	134,236
10,900	Pfizer, Inc.	189,660
1,600	Watson Pharmaceuticals, Inc. (a)	74,640
		532,296
	Scientific Instruments:
	Control & Filter - 0.85%
400	Flowserve Corp.	40,000

	Specialty Retail - 1.89%
2,900	Home Depot, Inc.	89,552

	Steel - 1.51%
2,000	Carpenter Technology Corp.	71,320

	Telecommunications Equipment - 2.68%
4,600	Vodafone Group PLC - ADR	126,546

	Tobacco - 5.07%
4,100	Philip Morris International, Inc.	239,850

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2010, Continued

Shares		Value
	Utilities: Electrical - 8.55%
2,500	Alliant Energy Corp.	$91,325
2,600	American Electric Power Co., Inc.	97,344
3,800	Exelon Corp.	155,116
1,100	NextEra Energy, Inc.	60,544
		404,329
	TOTAL COMMON STOCKS
	(Cost $3,991,791)	4,562,908

	SHORT-TERM INVESTMENTS - 3.22%
76,159	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.10% (b)	76,159
76,158	First American Tax Free
	Obligations Fund - Class Z, 0.01% (b)	76,158
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $152,317)	152,317
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,144,108) - 99.73%	4,715,225
	Other Assets in Excess of Liabilities - 0.27%	12,983
	NET ASSETS - 100.00%	$4,728,208

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2010

Shares	COMMON STOCKS - 94.06%	Value
	Asset Management & Custodian - 6.35%
9,070	Virtus Investment Partners, Inc. (a)	$333,322

	Back Office Supplies, H.R., &
	Consulting - 0.29%
700	Heidrick & Struggles International, Inc.	15,036

	Banks: Diversified - 2.75%
24,800	Park Sterling Bank (a)	144,336

	Commercial Vehicles & Parts - 1.00%
3,900	Miller Industries, Inc.	52,494

	Consumer Lending - 7.93%
13,000	EZcorp, Inc. - Class A (a)	279,240
6,100	Nelnet, Inc. - Class A	137,067
		416,307
	Containers & Packaging - 4.29%
18,800	UFP Technologies, Inc. (a)	225,224

	Diversified Manufacturing Operations - 1.50%
5,100	A. M. Castle & Co. (a)	78,540

	Engineering & Contracting Services - 2.58%
15,965	Argan, Inc. (a)	135,223

	Foods - 3.25%
32,734	Overhill Farms, Inc. (a)	170,217

	Health Care Facilities - 0.89%
10,700	Tenet Healthcare Corp. (a)	46,652

	Homebuilding - 3.07%
13,500	Lennar Corp. - Class B	160,920

	Household Furnishings - 2.95%
28,057	Crown Crafts, Inc. (d)	154,875

	Insurance: Life - 7.85%
75,700	CNO Financial Group, Inc. (a)	411,808

	Insurance: Property-Casualty - 5.08%
12,600	XL Group PLC	266,490

	Leisure Time - 2.52%
9,202	Interval Leisure Group, Inc. (a)	132,049

	Machinery: Industrial - 5.01%
13,400	Armtec Infrastructure Trust Unit (b)	262,771

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2010, Continued

Shares		Value
	Medical & Dental Instruments &
	Supplies - 0.56%
5,500	Matrixx Initiatives, Inc. (a)	$29,480

	Oil Well Equipment & Services - 1.11%
10,100	Global Industries, Ltd. (a)	58,479

	Paper - 1.61%
6,600	Kapstone Paper and Packaging Corp. (a)	84,480

	Pharmaceuticals - 2.49%
2,800	Watson Pharmaceuticals, Inc. (a)	130,620

	Radio & TV Broadcasters - 3.69%
30,430	Global Traffic Network, Inc. (a)	193,839

	Real Estate - 4.15%
15,000	MI Developments, Inc. - Class A	217,650

	Real Estate Investment
	Trusts (REITs) - 4.67%
41,857	CapLease, Inc.	245,282

	Rental & Leasing Services:
	Consumer - 2.20%
4,600	Rent-A-Center, Inc.	115,644

	Restaurants - 8.78%
23,100	Boston Pizza Royalties Income Fund (b)	306,445
4,300	Famous Dave's of America, Inc. (a)	41,022
15,100	Second Cup Royalty Income Fund Unit (b) (d)	112,817
		460,284
	Specialty Retail - 0.41%
15,994	Bidz.com, Inc. (a) (d)	21,752

	Steel - 2.45%
3,600	Carpenter Technology Corp.	128,376

	Sugar - 0.92%
3,800	Imperial Sugar Co.	48,260

	Textiles, Apparel & Shoes - 0.18%
2,420	Hampshire Group, Ltd. (a) (d)	9,680

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2010, Continued

Shares		Value
	Utilities: Electrical - 3.53%
3,700	Alliant Energy Corp.	$135,161
2,400	Portland General Electric Co.	50,160
		185,321
	TOTAL COMMON STOCKS
	(Cost $3,733,491)	4,935,411

	SHORT-TERM INVESTMENTS - 6.14%
161,175	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.10% (c)	161,175
161,175	First American Tax Free Obligations
	Fund - Class Z, 0.01% (c)	161,175
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $322,350)	322,350
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,055,841) - 100.20%	5,257,761
	Liabilities in Excess of Other Assets - (0.20)%	(10,311)
	NET ASSETS - 100.00%	$5,247,450

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day yield as of October 31, 2010.
(d)	Security is considered illiquid. As of October 31, 2010, the value of these investments was $299,124 or 5.70% of net assets. See Note 2 (I) in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2010

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $4,144,108 and $4,055,841,
respectively)	$4,715,225	$5,257,761
Cash	17,427	16,158
Receivables for:
Investments sold	13,338	3,894
Dividends and interest	2,263	4,118
Due from Adviser (Note 4)	9,766	7,242
Prepaid expenses	8,878	8,948
Total assets	4,766,897	5,298,121
LIABILITIES
Payables for:
Securities purchased	—	11,397
Audit fees	17,820	17,675
Fund accounting fees	4,603	4,605
Transfer agent fees and expenses	4,474	4,494
Distribution fees	3,580	3,859
Administration fees	2,763	2,763
Custody fees	1,894	2,173
Shareholder servicing fees	996	1,102
Chief Compliance Officer fee	833	833
Accrued other expenses	1,726	1,770
Total liabilities	38,689	50,671
NET ASSETS	$4,728,208	$5,247,450
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$4,728,208	$5,247,450
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	589,916	562,808
Net asset value, offering and
redemption price per share	$8.02	$9.32
COMPONENTS OF NET ASSETS
Paid-in capital	$4,924,406	$4,480,532
Undistributed net investment income	16,703	6,801
Accumulated net realized loss on investments	(784,018)	(441,812)
Net unrealized appreciation on investments
and foreign currency related transactions	571,117	1,201,929
Net assets	$4,728,208	$5,247,450

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2010

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes of
$2,738 and $10,084, respectively)	$77,341	$93,359
Interest	59	101
Other income	4	3
Total income	77,404	93,463
Expenses
Advisory fees (Note 4)	37,078	61,737
Administration fees (Note 4)	31,492	31,492
Fund accounting fees (Note 4)	26,736	26,893
Transfer agent fees and expenses (Note 4)	25,224	25,541
Audit fees	17,829	17,675
Registration fees	17,036	17,154
Shareholder servicing fees (Note 5)	9,270	10,290
Distribution fees (Note 6)	9,270	10,290
Legal fees	8,195	7,458
Custody fees (Note 4)	7,824	8,939
Trustee fees	6,361	6,409
Chief Compliance Officer fee (Note 4)	5,000	5,000
Insurance expense	3,198	3,198
Miscellaneous	2,584	2,835
Reports to shareholders	1,606	1,841
Total expenses	208,703	236,752
Less: advisory fee waiver and expense
reimbursement (Note 4)	(153,456)	(154,848)
Net expenses	55,247	81,904
Net investment income	22,157	11,559

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain on investments	59,243	28,158
Net change in unrealized appreciation
on investments and foreign currency
related transactions	457,791	1,048,489
Net realized and unrealized gain on investments
and foreign currency related transactions	517,034	1,076,647
Net Increase in Net Assets
Resulting from Operations	$539,191	$1,088,206

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$22,157	$13,088
Net realized gain/(loss) on investments	59,243	(383,342)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	457,791	813,238
Net increase in net assets
resulting from operations	539,191	442,984

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,931)	(16,087)
Total distributions to shareholders	(14,931)	(16,087)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,004,411	687,428
Total increase in net assets	2,528,671	1,114,325

NET ASSETS
Beginning of year	2,199,537	1,085,212
End of year	$4,728,208	$2,199,537
Accumulated net investment income	$16,703	$9,424

(a)  A summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2010		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	293,019	$2,203,452	129,413	$758,374
Shares issued on
reinvestments
of distributions	2,071	14,931	3,387	14,836
Shares redeemed	(26,714)	(213,972)	(15,916)	(85,782)
Net increase	268,376	$2,004,411	116,884	$687,428

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,559	$7,183
Net realized gain/(loss) on investments	28,158	(330,999)
Net change in unrealized appreciation
on investments and foreign currency
related transactions	1,048,489	1,031,926
Net increase in net assets
resulting from operations	1,088,206	708,110

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,285)	(177)
Total distributions to shareholders	(14,285)	(177)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,607,136	502,900
Total increase in net assets	2,681,057	1,210,833

NET ASSETS
Beginning of year	2,566,393	1,355,560
End of year	$5,247,450	$2,566,393
Accumulated net investment income	$6,801	$9,651

(a)  A summary of share transactions is as follows:
	Year Ended		Year Ended
	October 31, 2010		October 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	289,992	$2,340,229	108,016	$586,844
Shares issued on
reinvestments
of distributions	1,793	14,219	45	177
Shares redeemed*	(88,992)	(747,312)	(21,132)	(84,121)
Net increase	202,793	$1,607,136	86,929	$502,900
* Net of redemption fees of		$2,150		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

				June 29, 2007*
				through
	Year Ended October 31,			October 31,
	2010	2009	2008	2007
Net asset value,
beginning of period	$6.84	$5.30	$11.73	$10.00

Income from
investment operations:
Net investment income	0.04	0.05	0.08	0.00	+
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	1.18	1.57	(6.07)	1.73
Total from investment operations	1.22	1.62	(5.99)	1.73

Less distributions:
From net investment income	(0.04)	(0.08)	(0.02)	—
From net realized
gain on investments	—	—	(0.42)	—
Total distributions	(0.04)	(0.08)	(0.44)	—

Net asset value, end of period	$8.02	$6.84	$5.30	$11.73

Total return	17.84%	31.37%	-52.82%	17.30	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,728	$2,200	$1,085	$1,644
Ratio of expenses
to average net assets:
Before expense
reimbursement	5.63%	12.89%	10.73%	33.55	%†
After expense reimbursement	1.49%	1.49%	1.49%	1.49	%†
Ratio of net investment
income (loss) to average
net assets:
Before expense
reimbursement	(3.54%)	(10.37%)	(8.35%)	(31.70	%)†
After expense reimbursement	0.60%	1.03%	0.89%	0.36	%†
Portfolio turnover rate	21.76%	52.99%	98.32%	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

				June 29, 2007*
				through
	Year Ended October 31,			October 31,
	2010	2009	2008	2007
Net asset value,
beginning of period	$7.13	$4.96	$8.98	$10.00

Income from investment operations:
Net investment income (loss)	0.02 ^	0.02	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments
and foreign currency
related transactions	2.20	2.15	(3.79)	(1.01)
Total from investment operations	2.22	2.17	(3.80)	(1.02)

Less distributions:
From net investment income	(0.03)	(0.00)+	(0.01)	—
From net realized
gain on investments	—	—	(0.21)	—
Total distributions	(0.03)	(0.00)+	(0.22)	—
Redemption fees retained	0.00 +^	—	—	—

Net asset value, end of period	$9.32	$7.13	$4.96	$8.98

Total return	31.22%	43.77%	-43.22%	-10.20	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$5,247	$2,566	$1,356	$1,285
Ratio of expenses to
average net assets:
Before expense
reimbursement	5.75%	11.37%	11.93%	36.69	%†
After expense reimbursement	1.99%	1.99%	1.99%	1.99	%†
Ratio of net investment
income (loss) to average
net assets:
Before expense
reimbursement	(3.48%)	(8.93%)	(10.17%)	(35.64	%)†
After expense reimbursement	0.28%	0.45%	(0.23%)	(0.94	%)†
Portfolio turnover rate	23.70%	55.86%	54.32%	78.59	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security Valuation:  All investments in securities are recorded at their estimated fair value, as described in note 3.

B.   Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007 – 2009, or expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.   Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

D.   Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.   Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

    For the year ended October 31, 2010, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$ 53	$ —	$(53)
Small Cap Value Fund	(124)	124	—

G.   Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

H.   REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

I.    Illiquid Securities:  Each Fund may hold up to 15% of its net assets in illiquid securities, including securities for which there is no readily available market, or securities where the disposition of would be subject to legal restrictions.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.

Huber Capital Management, LLC, the Funds’ investment adviser (the “Adviser”), has determined that due to the thin trading market of the following securities held in the Small Cap Fund, these securities are deemed to be illiquid.  At October 31, 2010, the Small Cap Value Fund had investments in illiquid securities with a total value of $299,124 or 5.70% of net assets.

Information concerning these illiquid securities is as follows:

		Dates			Cost
Small Cap Value Fund	Shares	Acquired			Basis
Bidz.com, Inc.	15,994	12/09	–	8/10	$28,259
Crown Crafts, Inc.	28,057	6/07	–	6/10	97,836
Hampshire Group, Ltd.	2,420	6/07	–	10/07	37,579
Second Cup Royalty
Income Fund Unit	15,100	11/08	–	10/10	79,261

J.   Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes: Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2010:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$406,005	$—	$—	$406,005
Consumer Staples	439,186	—	—	439,186
Energy	226,285	—	—	226,285
Financial Services	1,217,053	—	—	1,217,053
Health Care	532,296	—	—	532,296
Materials & Processing	190,266	—	—	190,266
Producer Durables	324,972	—	—	324,972
Technology	822,516	—	—	822,516
Utilities	404,329	—	—	404,329
Total Equity	4,562,908	—	—	4,562,908
Short-Term Investments	152,317	—	—	152,317
Total Investments in Securities	$4,715,225	$—	$—	$4,715,225

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$949,919	$299,124	$—	$1,249,043
Consumer Staples	218,477	—	—	218,477
Energy	58,479	—	—	58,479
Financial Services	2,035,195	—	—	2,035,195
Health Care	206,752	—	—	206,752
Materials & Processing	438,080	—	—	438,080
Producer Durables	544,064	—	—	544,064
Utilities	185,321	—	—	185,321
Total Equity	4,636,287	299,124	—	4,935,411
Short-Term Investments	322,350	—	—	322,350
Total Investments in Securities	$4,958,637	$299,124	$—	$5,257,761

Refer to each Fund’s Schedule of Investments for industry breakout.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

New Accounting Pronouncement: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about (a) transfers into and out of levels 1 and 2, and (b) purchases, sales, issuances, and settlements on a gross basis relating to level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure will have on the Funds’ financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the year ended October 31, 2010, the Equity Income Fund and the Small Cap Value Fund incurred $37,078 and $61,737, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2010, the Adviser reduced its fees and absorbed Fund expenses in the amount of $153,456 for the Equity Income Fund and $154,848 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2011	2012	2013	Total
Equity Income Fund	$153,955	$145,406	$153,456	$452,817
Small Cap Value Fund	$152,529	$149,582	$154,848	$456,959

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the year ended October 31, 2010, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$31,492	$31,492
Fund accounting	26,736	26,893
Transfer agency (a)	19,232	19,278
Custody	7,824	8,702

(a)   Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the year ended October 31, 2010, the Equity Income Fund and the Small Cap Value Fund were each allocated $5,000 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2010, the Equity Income Fund and the Small Cap Value Fund incurred shareholder servicing fees of $9,270 and $10,290 under the Agreement, respectively.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2010, the Equity Income Fund and the Small Cap Value Fund paid the Distributor $9,270 and $10,290, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$2,973,724	$2,567,646
Sales	771,891	920,457

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2010, Continued

The tax character of distributions paid during the years ended October 31, 2010 and the October 31, 2009 was as follows:

	Equity Income Fund
	October 31, 2010	October 31, 2009
Ordinary income	$14,931	$16,087

	Small Cap Value Fund
	October 31, 2010	October 31, 2009
Ordinary income	$14,285	$177

Ordinary income distributions may include dividends paid from short-term capital gains.

As of October 31, 2010, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$4,271,467	$4,105,298
Gross tax unrealized appreciation	635,525	1,439,852
Gross tax unrealized depreciation	(191,767)	(287,389)
Net tax unrealized
appreciation (depreciation)	443,758	1,152,463
Net unrealized appreciation
foreign currency	—	9
Undistributed ordinary income	16,703	6,801
Undistributed long-term capital gain	—	—
Total distributable earnings	16,703	6,801
Other accumulated gains/(losses)	(656,659)	(392,355)
Total accumulated earnings	$(196,198)	$766,918

(a)  The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

The Equity Income Fund and the Small Cap Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	2016	2017	Total
Equity Income Fund	$236,172	$420,487	$656,659
Small Cap Value Fund	91,584	300,771	392,355

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon.   These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund, as of October 31, 2010, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2010

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2010 (Unaudited)

For the year ended October 31, 2010, certain dividends paid by the Equity Income Fund and the Small Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100% and 100% for the Equity Income Fund and the Small Cap Value Fund, respectively.

For corporate shareholders in the Equity Income Fund and the Small Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2010 was 100% and 45.60%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund
	Position	and	Principal	Complex
	Held	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustee(2)	Held
Independent Trustees(1)

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee, The
(age 74, dob 6/18/1936)		term	Financial		Forward Funds
615 E. Michigan Street		since	Consultant and		(33 portfolios).
Milwaukee, WI 53202		February	former Executive
		1997.	Vice President
and Chief
Operating Officer
of ICI Mutual
Insurance Company
(until January 1997).

George J. Rebhan	Trustee	Indefinite	Retired;	2	Independent
(age 76, dob 7/10/1934)		term	formerly		Trustee from
615 E. Michigan Street		since	President,		1999 to 2009,
Milwaukee, WI 53202		May	Hotchkis and		E*TRADE
		2002.	Wiley Funds		Funds.
(mutual funds)
(1985 to 1993).

George T. Wofford	Trustee	Indefinite	Retired;	2	None.
(age 70, dob 10/8/1939)		term	formerly Senior
615 E. Michigan Street		since	Vice President,
Milwaukee, WI 53202		February	Federal Home
		1997.	Loan Bank of
San Francisco.
Interested Trustee

Joe D. Redwine(3)	Interested	Indefinite	President, CEO,	2	None.
(age 63, dob 7/9/1947)	Trustee	term	U.S. Bancorp
615 E. Michigan Street		since	Fund Services,
Milwaukee, WI 53202		September	LLC (May 1991
		2008.	to present).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 63, dob 7/9/1947)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Vice President, Compliance and
(age 43, dob 7/19/1967)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June
2003.

Cheryl L. King	Treasurer	Indefinite	Assistant Vice President, Compliance and
(age 49, dob 8/27/1961)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Officer	December
2007.

Michael L. Ceccato	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,
(age 53, dob 9/11/1957)	President,	term	LLC (February 2008 to present); General
615 E. Michigan Street	Chief	since	Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Compliance	September	(September 1995 to February 2008).
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Vice President and Counsel, U.S. Bancorp
(age 45, dob 4/16/1965)		term	Fund Services, LLC (May 2006 to present);
615 E. Michigan Street		since	Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June	Management, LLC (May 2005 to May 2006);
		2007.	Senior Counsel, Strong Financial Corporation
(January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$27,800	$31,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess__
Douglas G. Hess, President

Date   1/3/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess_ _
Douglas G. Hess, President

Date   1/3/11

By (Signature and Title)* _/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date _1/3/11

* Print the name and title of each signing officer under his or her signature.